As filed with the Securities and Exchange Commission on August 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22880

Steben Alternative Investment Funds
(Exact name of registrant as specified in charter)

9711 Washingtonian Blvd.

Suite 400

Gaithersburg, Maryland 20878

(Address of principal executive offices) (Zip code)

Francine J. Rosenberger, Esq.

c/o Steben & Company, Inc.

9711 Washingtonian Blvd.

Suite 400

Gaithersburg, Maryland 20878

(Name and address of agent for service)

(240) 631-7600

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

Steben Managed Futures Strategy Fund

Consolidated Schedule of Investments

June 30, 2016 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate/ Yield	Amount/Shares	Value
CORPORATE BONDS: 50.96%
Finance and Insurance: 26.69%
Aetna Inc.	06/07/2018	1.700%	2,500,000	$2,520,062
American Express Credit Corporation (a)	06/05/2017	0.950%	1,000,000	998,655
American International Group, Inc.	10/18/2016	5.600%	1,550,000	1,569,158
Credit Suisse AG (a)(c)	04/27/2018	1.414%	1,050,000	1,049,165
Daimler Finance North America LLC (Acquired 08/12/2014 and 12/22/2014, Cost, $501,751 and $501,504, respectively) (b)	09/15/2016	2.625%	1,000,000	1,003,290
Daimler Finance North America LLC (Acquired 02/23/2015, Cost, $1,000,000) (a)(b)	03/02/2018	1.106%	1,000,000	995,249
Ford Motor Credit Company LLC (a)	01/09/2018	1.605%	850,000	849,878
Goldman Sachs Group, Inc/The (a)	12/15/2017	1.453%	400,000	399,576
Goldman Sachs Group, Inc/The	02/15/2019	7.500%	900,000	1,029,249
Goldman Sachs Group, Inc/The (a)	04/25/2019	1.755%	750,000	748,307
ING Bank N.V. (Acquired 08/10/2015, Cost, $1,000,000) (a)(b)(c)	08/17/2018	1.408%	1,000,000	1,000,364
Metropolitan Life Global Funding I (Acquired 04/08/2014, Cost, $1,000,772) (a)(b)	04/10/2017	1.045%	1,000,000	1,001,648
Morgan Stanley	01/09/2017	5.450%	1,000,000	1,021,378
Morgan Stanley	02/01/2019	2.450%	500,000	509,388
MUFG Americas Holdings Corporation (a)	02/09/2018	1.202%	1,500,000	1,493,916
National Australia Bank Limited (Acquired 07/16/2015, Cost, $1,500,000) (a)(b)(c)	07/23/2018	1.355%	1,500,000	1,502,442
Toronto-Dominion Bank/The (a)(c)	07/23/2018	1.255%	1,500,000	1,500,108
UBS AG (a)(c)	06/01/2017	1.233%	1,000,000	1,000,265
UnitedHealth Group, Inc. (a)	01/17/2017	1.129%	2,000,000	2,002,534
Visa Inc.	12/14/2017	1.200%	1,000,000	1,006,210
				23,200,842
Information: 5.53%
AT&T Inc.	08/15/2016	2.400%	1,500,000	1,502,370
Oracle Corporation (a)	07/07/2017	0.857%	900,000	901,004
Oracle Corporatoin	04/15/2018	5.750%	600,000	649,530
Verizon Communications Inc. (a)	09/15/2016	2.183%	750,000	751,925
Verizon Communications Inc. (a)	06/09/2017	1.057%	1,000,000	1,000,527
				4,805,356
Manufacturing: 10.13%
AbbVie Inc.	05/14/2018	1.800%	2,000,000	2,014,038
Anheuser-Busch Companies LLC	01/15/2018	5.500%	1,500,000	1,598,379
Apple Inc. (a)	05/03/2018	1.009%	800,000	801,218
Apple Inc.	02/22/2019	1.700%	650,000	661,004
Gilead Sciences, Inc.	12/01/2016	3.050%	750,000	756,381
Medtronic, Inc.	03/15/2018	1.500%	1,500,000	1,513,019
Zimmer Biomet Holdings, Inc.	04/01/2018	2.000%	1,450,000	1,462,116
				8,806,155
Mining, Quarrying, and Oil and Gas Extraction: 0.86%
Pioneer Natural Resources Company	07/15/2016	5.875%	750,000	751,019

Pharmaceuticals: 0.58%
EMD Finance LLC (Acquired 03/16/2015, Cost, $500,000) (a)(b)	03/17/2017	1.006%	500,000	499,705

Professional, Scientific, and Technical Services: 0.80%
Volkswagen Group of America Finance, LLC (Acquired 05/16/2014, Cost, $500,372) (a)(b)	05/23/2017	1.024%	500,000	497,472
Volkswagen Group of America Finance, LLC (Acquired 11/12/2014, Cost, $200,000) (a)(b)	11/20/2017	1.076%	200,000	197,936
				695,408
Retail Trade: 2.66%
CVS Health Corporation	07/20/2018	1.900%	500,000	507,565
Home Depot, Inc/The	09/10/2018	2.250%	1,750,000	1,802,054
				2,309,619
Transportation and Warehousing: 0.57%
Kansas City Southern (Acquired 05/13/2014, Cost, $499,812) (a)(b)	10/28/2016	1.443%	500,000	499,380

Utilities: 2.13%
Dayton Power and Light Company/The	09/15/2016	1.875%	500,000	500,650
Georgia Power Company (a)	08/15/2016	1.026%	1,000,000	1,000,376
Kinder Morgan, Inc.	12/01/2017	2.000%	350,000	348,128
				1,849,154
Wholesale Trade: 1.01%
Actavis Funding SCS (a)(c)	03/12/2018	1.736%	875,000	878,348
TOTAL CORPORATE BONDS (Cost $44,217,312)				44,294,986

SHORT-TERM INVESTMENTS: 33.32%
COMMERCIAL PAPER: 15.18%
Bacardi U.S.A., Inc.	07/20/2016	0.725%	500,000	499,792
Bank of Nova Scotia/The	08/26/2016	0.443%	500,000	499,533
Bank of Tokyo-Mitsubishi UFJ, Ltd./The	07/06/2016	0.035%	400,000	399,966
Brown-Forman Corporation	07/07/2016	0.221%	500,000	499,952
Catholic Health Initiatives	07/11/2016	0.228%	500,000	499,900
Clorox Company/The	08/02/2016	0.528%	500,000	499,689
DNB Bank ASA (c)	08/19/2016	0.352%	500,000	499,653
Dominion Resources, Inc.	07/27/2016	0.460%	500,000	499,729
Duke Energy Corporation	07/13/2016	0.356%	500,000	499,873
Engie	07/18/2016	0.308%	500,000	499,823
Hyundai Capital America	07/07/2016	0.194%	500,000	499,942
ING (U.S.) Funding LLC	07/01/2016	0.540%	500,000	500,000
Intercontinental Exchange, Inc.	07/11/2016	0.133%	400,000	399,944
J.P. Morgan Securities LLC	09/02/2016	0.463%	400,000	399,664
Mizuho Bank, Ltd.	08/09/2016	0.283%	400,000	399,749
Nationwide Life Insurance Company	07/12/2016	0.097%	500,000	499,921
Nissan Motor Acceptance Corporation	07/01/2016	0.672%	500,000	500,000
Nordea Bank AB (b)	08/31/2016	0.374%	500,000	499,570
Novartis Securities Investment Ltd.	08/24/2016	0.413%	500,000	499,610
Oglethorpe Power Corporation (An Electric Membership Corporation)	07/25/2016	0.417%	500,000	499,840
Ontario Teachers' Finance Trust	07/08/2016	0.053%	500,000	499,946
Oversea-Chinese Banking Corporation Limited	09/01/2016	0.553%	400,000	399,692
PACCAR Financial Corp.	07/22/2016	0.170%	400,000	399,888
Pacific Gas and Electric Company	07/18/2016	0.366%	500,000	499,835
Pfizer Inc.	07/25/2016	0.187%	400,000	399,877
Simon Property Group, L.P.	07/06/2016	0.045%	500,000	499,965
Standard Chartered Bank	07/18/2016	0.121%	500,000	499,854
Total Capital Canada Ltd.	07/15/2016	0.091%	400,000	399,908
TOTAL COMMERCIAL PAPER (Cost $13,194,881)				13,195,115

MONEY MARKET FUNDS: 12.19%
Fidelity Institutional Money Market Portfolio - Class I, 0.42% (d)			3,819,219	3,819,219
STIT-Government & Agency Portfolio, 0.30% (d)			3,742,613	3,742,613
STIT-Liquid Assets Portfolio, 0.43% (d)(e)			3,031,162	3,031,162
TOTAL MONEY MARKET FUNDS (Cost $10,592,994)				10,592,994

U.S. GOVERNMENT NOTES/BONDS: 5.95%
United States Treasury Note/Bond	07/15/2016	0.625%	1,000,000	1,000,167
United States Treasury Note/Bond	08/31/2016	1.000%	1,750,000	1,752,027
United States Treasury Note/Bond	11/30/2016	2.750%	2,400,000	2,423,719
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $5,171,350)				5,175,913
TOTAL SHORT-TERM INVESTMENTS (Cost $28,959,225)				28,964,022

TOTAL INVESTMENTS (Cost $73,176,537): 84.28%				73,259,008
Other Assets in Excess of Liabilities, 15.72% (f)				13,665,120
TOTAL NET ASSETS, 100.00%				$86,924,128

(a)	Variable rate security. The rate reported is the rate in effect as of June 30, 2016.

(b)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid based on procedures approved by the Board of Trustees. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2016, the fair value of these securities total $7,197,486 which represents 8.28% of total net assets.

(c)	Foreign issued security. At June 30, 2016, the breakdown by country is as follows: Australia - 1.73%, Canada - 1.73%, Luxembourg - 1.01%, Netherlands - 1.15%, and Switzerland - 2.36%.

(d)	The rate quoted is the annualized seven-day effective yield as of June 30, 2016.

(e)	All or a portion of this security is held by the Steben Managed Futures Cayman Fund Ltd.

(f)	Includes assets to satisfy the margin requirements for derivative contracts.

Steben Managed Futures Strategy Fund

Consolidated Schedule of Forward Currency Contracts(a)

June 30, 2016 (Unaudited)

		Currency to be Received		Currency to be Delivered
Notional	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
Amount	Settlement Date	Abbreviation	June 30, 2016 (Unaudited)	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
$1,236,638	07/20/2016	AUD	$1,237,089	USD	$1,236,638	$451	$-
1,154,436	07/20/2016	BRL	1,237,302	USD	1,154,436	82,866	-
1,974,903	07/20/2016	CAD	1,981,666	USD	1,974,903	6,763	-
2,319,206	07/20/2016	CHF	2,296,877	USD	2,319,206	-	(22,329)
2,934,304	07/20/2016	EUR	2,887,493	USD	2,934,304	-	(46,811)
3,221,029	07/20/2016	GBP	3,062,386	USD	3,221,029	-	(158,643)
2,381,449	07/20/2016	JPY	2,422,458	USD	2,381,449	41,009	-
757,592	07/20/2016	MXN	764,841	USD	757,592	7,249	-
2,033,948	07/20/2016	NOK	2,011,001	USD	2,033,948	-	(22,947)
2,137,567	07/20/2016	NZD	2,168,271	USD	2,137,567	30,704	-
1,032,932	07/20/2016	PLN	1,000,675	USD	1,032,932	-	(32,257)
589,025	07/20/2016	RUB	596,935	USD	589,025	7,910	-
2,694,524	07/20/2016	SEK	2,623,819	USD	2,694,524	-	(70,705)
657,010	07/20/2016	TRY	667,591	USD	657,010	10,581	-
887,021	07/20/2016	ZAR	914,847	USD	887,021	27,826	-
			25,873,251		26,011,584	215,359	(353,692)
Total Purchase Contracts

Sale Contracts:
$507,760	07/20/2016	USD	$(514,212)	AUD	$(507,760)	$-	$(6,452)
130,374	07/20/2016	USD	(139,196)	BRL	(130,374)	-	(8,822)
1,208,152	07/20/2016	USD	(1,207,578)	CAD	(1,208,152)	574	-
4,353,686	07/20/2016	USD	(4,306,644)	CHF	(4,353,686)	47,042	-
4,455,478	07/20/2016	USD	(4,420,086)	EUR	(4,455,478)	35,392	-
3,666,955	07/20/2016	USD	(3,435,199)	GBP	(3,666,955)	231,756	-
1,413,891	07/20/2016	USD	(1,443,785)	JPY	(1,413,891)	-	(29,894)
759,260	07/20/2016	USD	(777,943)	MXN	(759,260)	-	(18,683)
1,270,287	07/20/2016	USD	(1,264,194)	NOK	(1,270,287)	6,093	-
513,818	07/20/2016	USD	(520,670)	NZD	(513,818)	-	(6,852)
976,500	07/20/2016	USD	(980,408)	PLN	(976,500)	-	(3,908)
347,654	07/20/2016	USD	(357,259)	RUB	(347,654)	-	(9,605)
2,211,657	07/20/2016	USD	(2,160,096)	SEK	(2,211,657)	51,561	-
610,428	07/20/2016	USD	(622,624)	TRY	(610,428)	-	(12,196)
157,520	07/20/2016	USD	(158,898)	ZAR	(157,520)	-	(1,378)
Total Sale Contracts			(22,308,792)		(22,583,420)	372,418	(97,790)
Total Forward Currency Contracts			$3,564,459		$3,428,164	$587,777	$(451,482)
Net Unrealized Appreciation						$136,295

Currency abbreviations:
AUD	AUSTRALIAN DOLLAR	NOK	NORWEGIAN KRONE
BRL	BRAZILIAN REAL	NZD	NEW ZEALAND DOLLAR
CAD	CANADIAN DOLLAR	PLN	POLISH ZLOTY
CHF	SWISS FRANC	RUB	RUSSIAN RUBLE
EUR	EURO	SEK	SWEDISH KRONA
GBP	BRITISH POUND	TRY	TURKISH LIRA
JPY	JAPANESE YEN	USD	U.S. DOLLAR
MXN	MEXICAN PESO	ZAR	SOUTH AFRICAN RAND

(a)	Deutsche Bank is the counterparty for all open forward currency exchange contracts held by the Fund as of June 30, 2016.

Steben Managed Futures Strategy Fund

Consolidated Schedule of Open Futures Contracts

June 30, 2016 (Unaudited)

		Number of
	Notional	Contracts	Settlement	Unrealized	Unrealized
Description	Amount	Purchased / (Sold)	Month-Year	Appreciation	(Depreciation)
Purchase Contracts:
90 Day Eurodollar	$12,661,388	51	Mar-17	$7,542	$-
90 Day Sterling	6,800,176	41	Mar-17	21,587	-
3 Mo Euro Euribor	835,271	3	Mar-17	524	-
90-Day Bank Bill	14,107,953	19	Dec-16	-	(994)
Corn (a)	148,500	8	Dec-16	-	(8,868)
Cotton #2 (a)	160,425	5	Dec-16	-	(1,890)
Soybean Meal (a)	280,700	7	Dec-16	890	-
Natural Gas (a)	123,400	4	Nov-16	6,382	-
Soybean (a)	1,729,875	30	Nov-16	47,719	-
Natural Gas (a)	117,920	4	Oct-16	7,572	-
Sugar #11 World (a)	1,184,019	52	Oct-16	61,477	-
AUD/USD	74,240	1	Sep-16	-	(2,447)
Aust 10yr Bond	3,250,489	32	Sep-16	29,338	-
Aust 3yr Bond	2,363,559	28	Sep-16	2,695	-
Brent Crude (a)	795,360	16	Sep-16	15,683	-
Canadian Dollar	539,840	7	Sep-16	-	(6,750)
Canadian 10 Yr Bond	3,437,594	30	Sep-16	54,881	-
Swiss Franc	128,300	1	Sep-16	-	(1,340)
Cocoa (a)	93,894	3	Sep-16	1,473	-
DAX Index	536,483	2	Sep-16	13,939	-
Dow E-mini	1,870,995	21	Sep-16	46,602	-
Euro Stoxx 50	348,518	11	Sep-16	13,712	-
Euro-BOBL	16,012,429	108	Sep-16	72,395	-
Euro-BTP	2,532,194	16	Sep-16	21,048	-
Euro-Bund	4,265,631	23	Sep-16	29,065	-
Euro-OAT	3,925,624	22	Sep-16	75,520	-
FTSE 100 Index	1,111,499	13	Sep-16	66,969	-
Jpn 10y Bond(ose)	4,442,551	3	Sep-16	7,440	-
Japanese Yen	3,518,788	29	Sep-16	74,696	-
KOSPI 200 Index	424,100	4	Sep-16	1,286	-
Long Gilt	6,157,914	36	Sep-16	183,863	-
Nasdaq 100 E-Mini	705,120	8	Sep-16	32,017	-
Russell 2000 E-Mini	1,376,880	12	Sep-16	40,146	-
S&P 500 E-Mini	2,508,240	24	Sep-16	72,993	-
Silver (a)	2,048,530	22	Sep-16	94,240	-
U.S. 10Yr Note (cbt)	13,431,422	101	Sep-16	115,774	-
U.S. 2Yr Note (cbt)	4,386,563	20	Sep-16	11,799	-
U.S. 5Yr Note (cbt)	13,438,047	110	Sep-16	65,763	-
U.S. Long Bond (cbt)	3,619,219	21	Sep-16	46,350	-
S&P/TSX 60 Index	252,115	2	Sep-16	-	(963)
SPI 200 Index	96,507	1	Sep-16	-	(281)
Gasoline Blendstock (a)	504,437	8	Aug-16	-	(19,093)
Gold 100oz (a)	2,377,080	18	Aug-16	75,099	-
Low Sulfer Gasoil (a)	624,750	14	Aug-16	-	(2,096)
Heating Oil (a)	625,254	10	Aug-16	793	-
WTI Crude (a)	434,970	9	Aug-16	14,577	-
CAC Index	234,935	5	Jul-16	8,946	-
Cocoa (a)	31,750	1	Jul-16	3,180	-
Hang Seng Index	1,215,008	9	Jul-16	31,480	-
H-shares Index	168,695	3	Jul-16	811	-
Ibex 35 Index	90,193	1	Jul-16	3,430	-
Taiwan MSCI Index	95,250	3	Jul-16	1,914	-
Total Purchase Contracts				1,483,610	(44,722)

Sale Contracts:
Soybean Oil (a)	$(19,242)	(1)	Dec-16	$-	$(177)
Bankers' Acceptance	(4,603,971)	(24)	Dec-16	-	(4,828)
British Pound	(414,000)	(5)	Sep-16	28,360	-
Copper (a)	(987,975)	(18)	Sep-16	-	(48,229)
Euro Fx Currency	(138,844)	(1)	Sep-16	423	-
Nikkei 225 (sgx)	(301,167)	(4)	Sep-16	28,679	-
Wheat (cbt) (a)	(400,950)	(18)	Sep-16	15,638	-
Euro-Schatz	(373,094)	(3)	Sep-16	-	(924)
Live Cattle (a)	(91,860)	(2)	Aug-16	-	(796)
Natural Gas (a)	(146,200)	(5)	Aug-16	-	(19,414)
CBOE VIX	(33,950)	(2)	Jul-16	796	-
Singapore MSCI Index	(235,543)	(10)	Jul-16	-	(8,416)
Total Sale Contracts				73,896	(82,784)
Total Futures Contracts				$1,557,506	$(127,506)
Net Unrealized Appreciation				$1,430,000

(a)	Contract held by SMFCF.

Steben Managed Futures Strategy Fund

Consolidated Schedule of Investments

June 30, 2016 (Unaudited)

Summary of Fair Value Exposure

Share Valuation

The price of the Steben Managed Futures Strategy Fund (the "Fund") shares is based on the Net Asset Value ("NAV") per share of each class of the Fund. The Fund determines the NAV of its shares on each day the New York Stock Exchange ("NYSE") is open for business, as of the close of the regular trading session (typically 4:00 p.m. ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Fund is not required to recalculate its NAV.

Investment Valuation

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund values portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV. A market quotation may be considered unreliable or unavailable for various reasons, such as (1) the quotation may be stale, (2) the quotation may be unreliable because the security is not actively traded, (3) trading on the security halted before the close of the trading market, (4) the security is newly issued, (5) issuer specific events occurred after the security halted trading, or (6) due to the passage of time between the close of the market on which the security trades and the close of the NYSE. Issuer specific events that may cause the last market quotation to be unreliable include (1) a merger or insolvency, (2) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (3) market events, such as a significant movement in the U.S. markets.

Both the latest transaction prices and adjustments are furnished by independent pricing services, subject to supervision by the Board of Trustees (the "Board"). The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (the "Pricing and Valuation Procedures") approved by the Board. The Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Pricing and Valuation Procedures, the Board has delegated the day-to-day responsibility for applying and administering these procedures to a valuation committee comprised of employees of Steben & Company, Inc. ("Steben") (the "Valuation Committee") subject to the Board’s oversight. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Pricing and Valuation Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Steben checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Steben compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Steben documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for the Fund. Fair value pricing methods, Pricing and Valuation Procedures and pricing services can change from time to time as approved by the Board, and may occur as a result of look-back testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities – Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures.

Foreign Equity Securities – If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may fair value a security if certain events occur between the time trading ends on a particular security and the Fund’s NAV calculation. The Fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer-specific event has occurred that Steben determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Steben also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of the Fund’s shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

Fixed Income Securities – Government bonds, corporate bonds, asset-backed bonds, municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term Securities – The amortized cost method of security valuation is used by the Fund (as set forth in Rule 2a-7 under the 1940 Act) for short-term investments (investments that have a maturity date of 60 days or less and of sufficient credit quality), and are categorized in Level 1 or Level 2 of the fair value hierarchy. The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates fair value.

Forward Currency Contracts - The Fund may enter into forward contracts that are not traded on exchanges and may not be regulated. There are no limitations on daily price movements of forward contracts. Banks and other dealers with which the Fund maintains accounts may require that the Fund deposit margin with respect to such trading. The Fund’s counterparties are not required to continue making markets in such contracts. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the price at which the counterparty is prepared to buy and that at which it is prepared to sell). Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of credit controls by governmental authorities might limit such forward trading to less than the amount that the Adviser would otherwise recommend, to the possible detriment of the Fund. Forward contracts are generally categorized as Level 2 of the fair value hierarchy.

Futures and Options – Futures and options are valued on the basis of market quotations, if available. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures. Futures are generally categorized as Level 1 of the fair value hierarchy. Options are generally categorized as Level 2 of the fair value hierarchy.

Investment Companies and ETFs – Investments in other investment companies are valued at their reported net asset value. In addition, investments in ETFs are valued on the basis of market quotations, if available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's consolidated investments and other financial instruments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$-	$44,294,986	$-	$44,294,986
Total Long-Term Investments	$-	$44,294,986	$-	$44,294,986

Short-Term Investments
Commercial Paper	$-	$13,195,115	$-	$13,195,115
Money Market Funds	10,592,994	-	-	10,592,994
U.S. Government Notes/Bonds	-	5,175,913	-	5,175,913
Total Short-Term Investments	$10,592,994	$18,371,028	$-	$28,964,022

Total Investments	$10,592,994	$62,666,014	$-	$73,259,008

Forward Currency Contracts
Long Forward Currency Contracts	$-	$(138,333)	$-	$(138,333)
Short Forward Currency Contracts	-	274,628	-	274,628
Total Forward Currency Contracts	$-	$136,295	$-	$136,295

Futures Contracts
Long Futures Contracts	$1,438,888	$-	$-	$1,438,888
Short Futures Contracts	(8,888)	-	-	(8,888)
Total Futures Contracts	$1,430,000	$-	$-	$1,430,000
Total Other Financial Instruments	$1,430,000	$136,295	$-	$1,566,295

The Fund discloses transfers between levels based on valuations at the end of the reporting period. For the period ended June 30, 2016, there were no transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ consolidated statements of asset and liabilities and statements of operations. The fair value of forward currency contracts in an asset position are recorded in the consolidated statement of assets and liabilities as unrealized appreciation on forward currency contracts. The fair value of the forward currency contracts in a liability position are recorded as unrealized depreciation on forward currency contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Fund's consolidated statements of operations.

The following table presents the fair value of consolidated derivative instruments for the Fund at June 30, 2016 as presented on the Fund's consolidated statement of assets and liabilities:

			Net Unrealized
			Gain (Loss) on
	Fair Value		Open
Derivatives not accounted for as hedging instruments	Assets	Liabilities	Positions
Forward Currency Contracts(a)
Long	$215,359	$353,692	$(138,333)
Short	372,418	97,790	274,628
Total Forward Currency Contracts	587,777	451,482	136,295

Futures Contracts(b)
Long Contracts
Agricultural Commodities/Softs	114,739	10,758	103,981
Currencies	74,696	10,537	64,159
Energy	45,007	21,189	23,818
Interest Rates	745,584	994	744,590
Metals	169,339	-	169,339
Stock Indices	334,245	1,244	333,001
Total Long Contracts	1,483,610	44,722	1,438,888

Short Contracts
Agricultural Commodities/Softs	15,638	49,202	(33,564)
Currencies	28,783	-	28,783
Energy	-	19,414	(19,414)
Interest Rates	-	5,752	(5,752)
Metals	-	-	-
Stock Indices	29,475	8,416	21,059
Total Short Contracts	73,896	82,784	(8,888)
Total Futures Contracts	1,557,506	127,506	1,430,000
Total Forward Currency Contracts and Futures Contracts	$2,145,283	$578,988	$1,566,295

(a)Unrealized appreciation on forward currency contracts is a receivable and unrealized depreciation on forward currency contracts is a payable on the Fund's consolidated statement of assets and liabilities.

(b)Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund's consolidated schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund's consolidated statement of assets and liabilities.

The following table presents the trading results of the derivative trading and information related to the volume of the Fund's derivative activity for the three month period ended June 30, 2016. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund's consolidated statement of operations.

	Gain (Loss) from Trading
		Net Change
	Net Realized	in Unrealized

Forward Currency Contracts	$364,345	$(147,205)
Futures Contracts
Agricultural commodities	161,273	170,940
Currencies	(197,881)	95,846
Energy	(662,981)	97,607
Interest rates	2,093,399	491,190
Metals	(105,378)	178,162
Stock Indices	(1,001,450)	282,687
Total Futures Contracts	286,982	1,316,432
Total Forward Currency Contracts and Futures Contracts	$651,327	$1,169,227

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the three month period ended June 30, 2016 were:

	Average Notional Amount
	Long Contracts	Short Contracts
Forward Currency Contracts	$21,227,730	$16,904,826
Futures Contracts	113,483,493	25,040,092

Please refer to the Fund's prospectus for a listing of risks associated with these investments.

The cost basis of investments for federal income tax purposes at June 30, 2016 was $73,176,537. Net unrealized appreciation of investments for federal income tax purposes was as follows*:

Gross unrealized appreciation	$107,283
Gross unrealized depreciation	(24,812)
Net unrealized appreciation	$82,471

*Because tax adjustments are calculated annually, the above amounts do not reflect tax adjustments. For the previous federal tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Steben Alternative Investment Funds

By (Signature and Title):	/s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date:	August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date:	August 29, 2016

By (Signature and Title):	/s/Carl A. Serger
Carl A. Serger, Chief Financial Officer

Date:	August 29, 2016